Equity (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 24, 2023	Jan. 27, 2022
IfrsStatementLineItems [Line Items]
Share capital	R$ 17	R$ 17
Total number of shares	93,722,831	93,722,831
Authorized capital	R$ 50	R$ 50
Payment of dividends	79,701	65,539	R$ 66,828
Dividend distributed	61,412	46,788	47,092
Dividends paid to non-controlling interests	R$ 18,289	18,750	19,736
Cash outflow		R$ 12,369	R$ 152,317
Class A Ordinary Shares [member]
IfrsStatementLineItems [Line Items]
Total number of shares	49,920,068	49,920,068
Repurchase of ordinary shares				2,000,000	1,874,457
Class B Ordinary Shares [member]
IfrsStatementLineItems [Line Items]
Total number of shares	43,802,763	43,802,763